CREDIT FROM BANKING INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Short Term Loans	A. Short term loans:
	US dollars
	December 31,
(in thousands)	2020	2019

Short-term loans - linked to the Mexican Pezo	920	-
Current maturities of long-term loan (Note 11B)	19,468	18,110
	20,388	18,110

Schedule of Amount to be Paid	C. Maturity dates:
US dollars
(in thousands)	December 31, 2020

First year - current maturities	20,388
Second year	19,468
Third year	14,600
54,456